SHORT-TERM INVESTMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
SHORT-TERM INVESTMENTS
Redeemable short - term investment certificates ("RSTICs")	$ 1,519,653	$ 656,567
Term deposits		1,914,901
Total	$ 1,519,653	$ 2,571,468